CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	¥ 3,288,296,344	$ 450,494,752	¥ 2,651,757,646	¥ 3,168,597,334
Cost of revenues	(2,789,533,350)	(382,164,502)	(2,081,010,633)	(2,498,916,443)
Gross profit	498,762,994	68,330,250	570,747,013	669,680,891
Operating expenses:
Selling and marketing expenses	(489,577,690)	(67,071,869)	(495,734,694)	(440,408,982)
Research and development expenses	(130,111,359)	(17,825,183)	(150,985,739)	(176,478,130)
General and administrative expenses (including allowance for doubtful accounts of RMB25,044,327, RMB139,445,017 and RMB7,632,517 for the years ended December 31, 2022, 2023 and 2024, respectively)	(130,617,629)	(17,894,542)	(244,518,817)	(158,460,764)
Total operating expenses	(750,306,678)	(102,791,594)	(891,239,250)	(775,347,876)
Government grants	911,556	124,883	2,968,735	16,385,038
Operating loss	(250,632,128)	(34,336,461)	(317,523,502)	(89,281,947)
Interest expenses	(5,623,544)	(770,422)	(1,423,924)	(5,715,878)
Interest income	37,089,488	5,081,239	35,492,190	12,860,216
Investment income	2,358,995	323,181	1,426,370	10,917,736
Loss before income taxes	(216,807,189)	(29,702,463)	(282,028,866)	(71,219,873)
Income tax benefit	23,606,550	3,234,084	10,192,884	21,756,944
Net loss	(193,200,639)	(26,468,379)	(271,835,982)	(49,462,929)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil income taxes	6,366,312	872,181	7,386,368	37,342,724
Unrealized gain on available-for-sale securities, net income taxes of RMB1,184,686, RMB3,080 and nil for the year 2022, 2023 and 2024, respectively | ¥			17,454	6,460,896
Less: reclassification adjustment for gain on available-for-sale securities realized in net loss, net of RMB1,698,460, RMB64,025 and nil income taxes for the year 2022, 2023 and 2024, respectively | ¥			(362,810)	(9,219,276)
Comprehensive loss	¥ (186,834,327)	$ (25,596,198)	¥ (264,794,970)	¥ (14,878,585)
Net loss per ordinary share
-Basic | (per share)	¥ (1.22)	$ (0.17)	¥ (1.73)	¥ (0.32)
-Diluted | (per share)	¥ (1.22)	$ (0.17)	¥ (1.73)	¥ (0.32)
Weighted average number of ordinary shares and ordinary shares equivalents outstanding used in computing net loss per ordinary share
-Basic | shares	158,460,242	158,460,242	156,816,105	155,176,922
-Diluted | shares	158,460,242	158,460,242	156,816,105	155,176,922